JPMorgan BetaBuilders U.S. Equity ETF
Schedule of Portfolio Investments as of July 31, 2023
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Aerospace & Defense — 1.5%
Boeing Co. (The) *	31,500	7,523,775
General Dynamics Corp.	12,523	2,799,892
HEICO Corp. (a)	2,213	389,444
HEICO Corp., Class A	3,876	543,997
Howmet Aerospace, Inc.	20,517	1,049,239
Huntington Ingalls Industries, Inc.	2,213	508,260
L3Harris Technologies, Inc.	10,509	1,991,350
Lockheed Martin Corp.	12,543	5,598,819
Northrop Grumman Corp.	7,988	3,554,660
RTX Corp.	81,405	7,157,942
Textron, Inc.	11,266	876,157
TransDigm Group, Inc.	2,871	2,583,096
		34,576,631
Air Freight & Logistics — 0.6%
CH Robinson Worldwide, Inc.	6,492	650,369
Expeditors International of Washington, Inc.	8,545	1,087,778
FedEx Corp.	12,910	3,485,054
United Parcel Service, Inc., Class B	40,338	7,548,450
		12,771,651
Automobile Components — 0.1%
Aptiv plc *	15,094	1,652,642
BorgWarner, Inc.	13,051	606,872
Lear Corp.	3,282	507,922
		2,767,436
Automobiles — 2.1%
Ford Motor Co.	218,800	2,890,348
General Motors Co.	77,376	2,968,917
Lucid Group, Inc. * (a)	45,596	346,986
Rivian Automotive, Inc., Class A * (a)	31,100	859,604
Tesla, Inc. *	150,037	40,124,395
		47,190,250
Banks — 3.0%
Bank of America Corp.	386,089	12,354,848
Citigroup, Inc.	108,373	5,165,057
Citizens Financial Group, Inc.	26,894	867,600
East West Bancorp, Inc.	7,828	486,980
Fifth Third Bancorp	37,937	1,103,967
Huntington Bancshares, Inc.	80,408	984,194
JPMorgan Chase & Co. (b)	162,708	25,701,356
KeyCorp	52,105	641,412
M&T Bank Corp.	9,238	1,292,027
PNC Financial Services Group, Inc. (The)	22,238	3,044,160
Regions Financial Corp.	52,243	1,064,190
Truist Financial Corp.	74,130	2,462,599

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Banks — continued
US Bancorp	77,696	3,082,977
Wells Fargo & Co.	208,925	9,643,978
		67,895,345
Beverages — 1.6%
Brown-Forman Corp., Class A	3,139	225,725
Brown-Forman Corp., Class B	10,213	721,038
Coca-Cola Co. (The)	216,682	13,419,116
Constellation Brands, Inc., Class A	8,927	2,435,286
Keurig Dr Pepper, Inc.	46,878	1,594,321
Molson Coors Beverage Co., Class B	10,432	727,841
Monster Beverage Corp. *	42,525	2,444,762
PepsiCo, Inc.	76,711	14,380,244
		35,948,333
Biotechnology — 2.1%
AbbVie, Inc.	98,282	14,701,021
Alnylam Pharmaceuticals, Inc. *	6,960	1,359,984
Amgen, Inc.	29,784	6,973,924
Biogen, Inc. *	8,078	2,182,595
BioMarin Pharmaceutical, Inc. *	10,430	917,110
Exact Sciences Corp. *	9,997	975,107
Gilead Sciences, Inc.	69,488	5,290,816
Horizon Therapeutics plc *	12,599	1,263,302
Incyte Corp. *	10,315	657,272
Moderna, Inc. *	18,300	2,153,178
Neurocrine Biosciences, Inc. *	5,434	553,670
Regeneron Pharmaceuticals, Inc. *	6,003	4,453,686
Seagen, Inc. *	7,705	1,477,665
Vertex Pharmaceuticals, Inc. *	14,304	5,039,871
		47,999,201
Broadline Retail — 3.2%
Amazon.com, Inc. *	497,079	66,449,521
Coupang, Inc. (South Korea) *	57,136	1,037,018
eBay, Inc.	29,802	1,326,487
Etsy, Inc. *	6,907	702,097
MercadoLibre, Inc. (Brazil) *	2,600	3,218,930
		72,734,053
Building Products — 0.5%
Allegion plc	4,897	572,263
Carrier Global Corp.	46,440	2,765,502
Fortune Brands Innovations, Inc.	7,059	501,683
Johnson Controls International plc	38,180	2,655,419
Lennox International, Inc.	1,768	649,634
Masco Corp.	12,529	760,260
Owens Corning	4,995	699,250
Trane Technologies plc	12,663	2,525,509
		11,129,520

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Capital Markets — 2.9%
Ameriprise Financial, Inc.	5,835	2,033,206
Bank of New York Mellon Corp. (The)	39,935	1,811,451
BlackRock, Inc.	8,306	6,136,888
Blackstone, Inc.	39,289	4,117,094
Carlyle Group, Inc. (The)	12,074	430,438
Charles Schwab Corp. (The)	82,737	5,468,916
CME Group, Inc.	20,048	3,988,750
Coinbase Global, Inc., Class A *	9,259	913,030
FactSet Research Systems, Inc.	2,142	931,856
Franklin Resources, Inc.	15,874	464,156
Goldman Sachs Group, Inc. (The)	18,509	6,586,798
Intercontinental Exchange, Inc.	31,143	3,575,216
Invesco Ltd.	25,522	428,770
KKR & Co., Inc.	32,179	1,910,789
LPL Financial Holdings, Inc.	4,330	993,129
MarketAxess Holdings, Inc.	2,112	568,593
Moody's Corp.	8,772	3,094,323
Morgan Stanley	72,502	6,638,283
MSCI, Inc.	4,438	2,432,379
Nasdaq, Inc.	18,890	953,756
Northern Trust Corp.	11,568	926,828
Raymond James Financial, Inc.	10,567	1,163,110
S&P Global, Inc.	18,307	7,222,294
SEI Investments Co.	5,604	352,996
State Street Corp.	18,590	1,346,660
T. Rowe Price Group, Inc.	12,506	1,541,489
		66,031,198
Chemicals — 1.6%
Air Products and Chemicals, Inc.	12,395	3,784,565
Albemarle Corp.	6,532	1,386,613
Celanese Corp.	5,548	695,664
CF Industries Holdings, Inc.	10,859	891,307
Corteva, Inc.	39,607	2,235,023
Dow, Inc.	39,344	2,221,756
DuPont de Nemours, Inc.	25,561	1,984,300
Eastman Chemical Co.	6,615	566,112
Ecolab, Inc.	13,757	2,519,457
FMC Corp.	6,983	671,974
International Flavors & Fragrances, Inc.	14,193	1,200,870
Linde plc	27,250	10,645,757
LyondellBasell Industries NV, Class A	14,130	1,396,892
Mosaic Co. (The)	18,493	753,775
PPG Industries, Inc.	13,099	1,884,946
Sherwin-Williams Co. (The)	13,065	3,612,472
Westlake Corp.	1,865	256,437
		36,707,920

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Commercial Services & Supplies — 0.5%
Cintas Corp.	4,829	2,424,351
Copart, Inc. *	23,894	2,111,991
Republic Services, Inc.	11,443	1,729,152
Rollins, Inc.	12,926	527,768
Waste Management, Inc.	20,625	3,378,169
		10,171,431
Communications Equipment — 0.8%
Arista Networks, Inc. *	13,949	2,163,350
Cisco Systems, Inc.	228,040	11,867,202
F5, Inc. *	3,348	529,787
Juniper Networks, Inc.	17,915	498,037
Motorola Solutions, Inc.	9,322	2,671,965
		17,730,341
Construction & Engineering — 0.1%
Quanta Services, Inc.	8,098	1,632,719
Construction Materials — 0.1%
Martin Marietta Materials, Inc.	3,416	1,525,107
Vulcan Materials Co.	7,448	1,642,284
		3,167,391
Consumer Finance — 0.5%
Ally Financial, Inc.	16,772	512,217
American Express Co.	33,122	5,593,643
Capital One Financial Corp.	21,252	2,486,909
Discover Financial Services	14,141	1,492,582
Synchrony Financial	23,877	824,712
		10,910,063
Consumer Staples Distribution & Retail — 1.7%
Albertsons Cos., Inc., Class A	11,230	244,028
Costco Wholesale Corp.	24,654	13,822,758
Dollar General Corp.	12,157	2,052,831
Dollar Tree, Inc. *	11,549	1,782,357
Kroger Co. (The)	36,380	1,769,523
Sysco Corp.	28,227	2,154,002
Target Corp.	25,675	3,503,867
Walgreens Boots Alliance, Inc. (a)	39,845	1,194,155
Walmart, Inc.	78,145	12,492,260
		39,015,781
Containers & Packaging — 0.2%
Amcor plc	81,973	841,043
Avery Dennison Corp.	4,468	822,157
Ball Corp.	17,495	1,026,782
Crown Holdings, Inc.	6,658	617,596
International Paper Co.	19,271	694,912

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Containers & Packaging — continued
Packaging Corp. of America	4,987	764,756
WestRock Co.	14,240	474,050
		5,241,296
Distributors — 0.1%
Genuine Parts Co.	7,785	1,212,280
LKQ Corp.	14,140	774,731
Pool Corp.	2,174	836,425
		2,823,436
Diversified REITs — 0.0% ^
WP Carey, Inc.	11,921	805,025
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	398,097	5,780,368
Verizon Communications, Inc.	234,056	7,976,629
		13,756,997
Electric Utilities — 1.6%
Alliant Energy Corp.	14,025	753,704
American Electric Power Co., Inc.	28,696	2,431,699
Avangrid, Inc. (a)	3,863	143,240
Constellation Energy Corp.	18,043	1,743,856
Duke Energy Corp.	42,924	4,018,545
Edison International	21,305	1,533,108
Entergy Corp.	11,810	1,212,887
Evergy, Inc.	12,737	763,838
Eversource Energy	19,454	1,407,108
Exelon Corp.	55,400	2,319,044
FirstEnergy Corp.	30,332	1,194,777
NextEra Energy, Inc.	112,657	8,257,758
NRG Energy, Inc.	12,864	488,703
PG&E Corp. *	89,967	1,584,319
Pinnacle West Capital Corp.	6,348	525,741
PPL Corp.	40,996	1,128,620
Southern Co. (The)	60,756	4,395,089
Xcel Energy, Inc.	30,611	1,920,228
		35,822,264
Electrical Equipment — 0.6%
AMETEK, Inc.	12,875	2,041,975
Eaton Corp. plc	22,215	4,561,184
Emerson Electric Co.	31,772	2,902,372
Hubbell, Inc.	2,934	915,408
Rockwell Automation, Inc. (a)	6,421	2,159,318
		12,580,257
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	33,155	2,927,918
CDW Corp.	7,526	1,407,889
Cognex Corp.	9,645	526,810

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Electronic Equipment, Instruments & Components — continued
Corning, Inc.	42,571	1,444,860
Flex Ltd. *	25,100	686,736
Keysight Technologies, Inc. *	9,895	1,593,887
TE Connectivity Ltd.	17,520	2,513,945
Teledyne Technologies, Inc. *	2,638	1,014,390
Trimble, Inc. *	13,759	740,234
Zebra Technologies Corp., Class A *	2,837	873,682
		13,730,351
Energy Equipment & Services — 0.4%
Baker Hughes Co.	56,409	2,018,878
Halliburton Co.	50,201	1,961,855
Schlumberger NV	79,376	4,630,796
		8,611,529
Entertainment — 1.3%
Activision Blizzard, Inc. *	39,812	3,692,961
Electronic Arts, Inc.	14,540	1,982,529
Liberty Media Corp.-Liberty Formula One, Class A *	1,289	82,857
Liberty Media Corp.-Liberty Formula One, Class C *	11,551	838,602
Live Nation Entertainment, Inc. *	8,041	705,598
Netflix, Inc. *	24,702	10,843,437
ROBLOX Corp., Class A *	20,608	808,864
Take-Two Interactive Software, Inc. *	8,805	1,346,637
Walt Disney Co. (The) *	101,745	9,044,113
		29,345,598
Financial Services — 4.2%
Apollo Global Management, Inc.	23,997	1,960,795
Berkshire Hathaway, Inc., Class B *	99,243	34,929,566
Block, Inc. *	30,335	2,442,878
Corebridge Financial, Inc.	8,275	154,825
Equitable Holdings, Inc.	18,450	529,331
Fidelity National Information Services, Inc.	33,025	1,994,050
Fiserv, Inc. *	34,354	4,335,818
FleetCor Technologies, Inc. *	4,156	1,034,470
Global Payments, Inc.	14,605	1,610,201
Jack Henry & Associates, Inc.	4,011	672,123
Mastercard, Inc., Class A	46,629	18,384,882
PayPal Holdings, Inc. *	62,105	4,708,801
Visa, Inc., Class A (a)	90,143	21,429,696
Voya Financial, Inc.	5,466	405,905
		94,593,341
Food Products — 1.0%
Archer-Daniels-Midland Co.	30,352	2,578,706
Bunge Ltd.	8,343	906,634
Campbell Soup Co.	11,118	509,426
Conagra Brands, Inc.	26,574	871,893
General Mills, Inc.	32,693	2,443,475

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Food Products — continued
Hershey Co. (The)	8,193	1,895,123
Hormel Foods Corp.	16,165	660,825
J M Smucker Co. (The)	5,946	895,765
Kellogg Co.	14,282	955,323
Kraft Heinz Co. (The)	44,454	1,608,345
Lamb Weston Holdings, Inc.	8,122	841,683
McCormick & Co., Inc. (Non-Voting)	14,000	1,252,720
Mondelez International, Inc., Class A	75,791	5,618,387
Tyson Foods, Inc., Class A	15,879	884,778
		21,923,083
Gas Utilities — 0.0% ^
Atmos Energy Corp.	8,067	981,835
Ground Transportation — 1.0%
CSX Corp.	113,195	3,771,657
JB Hunt Transport Services, Inc.	4,567	931,394
Norfolk Southern Corp.	12,645	2,953,746
Old Dominion Freight Line, Inc.	4,986	2,091,577
Uber Technologies, Inc. *	112,676	5,572,955
Union Pacific Corp.	33,908	7,867,334
		23,188,663
Health Care Equipment & Supplies — 2.6%
Abbott Laboratories	96,829	10,779,973
Align Technology, Inc. *	3,933	1,486,241
Baxter International, Inc.	28,190	1,275,034
Becton Dickinson & Co.	15,807	4,404,146
Boston Scientific Corp. *	80,038	4,149,970
Cooper Cos., Inc. (The)	2,747	1,074,791
Dentsply Sirona, Inc.	11,857	492,303
Dexcom, Inc. *	21,617	2,692,613
Edwards Lifesciences Corp. *	33,750	2,769,862
GE HealthCare Technologies, Inc.	21,770	1,698,060
Hologic, Inc. *	13,685	1,086,863
IDEXX Laboratories, Inc. *	4,571	2,535,671
Insulet Corp. *	3,867	1,070,192
Intuitive Surgical, Inc. *	19,525	6,333,910
Medtronic plc	74,063	6,499,769
ResMed, Inc.	8,177	1,818,156
STERIS plc	5,512	1,243,232
Stryker Corp.	18,855	5,343,696
Teleflex, Inc.	2,635	661,833
Zimmer Biomet Holdings, Inc.	11,578	1,599,501
		59,015,816
Health Care Providers & Services — 2.8%
agilon health, Inc. * (a)	16,260	311,379
AmerisourceBergen Corp.	9,062	1,693,688
Cardinal Health, Inc.	14,171	1,296,221

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Health Care Providers & Services — continued
Centene Corp. *	30,539	2,079,400
Cigna Group (The)	16,446	4,853,215
CVS Health Corp.	71,363	5,330,102
DaVita, Inc. *	3,115	317,699
Elevance Health, Inc.	13,173	6,212,782
HCA Healthcare, Inc.	11,476	3,130,768
Henry Schein, Inc. *	7,253	571,464
Humana, Inc.	6,979	3,188,217
Laboratory Corp. of America Holdings	4,926	1,053,819
McKesson Corp.	7,563	3,043,351
Molina Healthcare, Inc. *	3,250	989,592
Quest Diagnostics, Inc.	6,189	836,815
UnitedHealth Group, Inc.	51,812	26,236,042
Universal Health Services, Inc., Class B	3,459	480,663
		61,625,217
Health Care REITs — 0.2%
Healthpeak Properties, Inc.	30,459	664,920
Ventas, Inc.	22,281	1,081,074
Welltower, Inc.	27,689	2,274,651
		4,020,645
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	8,121	1,658,471
Hotel & Resort REITs — 0.0% ^
Host Hotels & Resorts, Inc.	39,624	729,082
Hotels, Restaurants & Leisure — 2.2%
Airbnb, Inc., Class A *	22,942	3,491,543
Aramark	14,544	587,141
Booking Holdings, Inc. *	2,079	6,176,293
Caesars Entertainment, Inc. *	11,980	707,060
Carnival Corp. *	55,947	1,054,042
Chipotle Mexican Grill, Inc. *	1,554	3,049,383
Darden Restaurants, Inc.	6,695	1,130,919
Domino's Pizza, Inc.	2,007	796,257
DoorDash, Inc., Class A *	14,674	1,332,253
Expedia Group, Inc. *	7,982	978,034
Hilton Worldwide Holdings, Inc.	14,726	2,289,746
Las Vegas Sands Corp. *	18,336	1,096,676
Marriott International, Inc., Class A	14,318	2,889,516
McDonald's Corp.	40,681	11,927,669
MGM Resorts International (a)	16,823	854,104
Royal Caribbean Cruises Ltd. *	12,194	1,330,487
Starbucks Corp.	63,799	6,480,064
Vail Resorts, Inc.	2,233	525,849
Wynn Resorts Ltd.	5,807	632,847
Yum! Brands, Inc.	15,630	2,151,782
		49,481,665

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Household Durables — 0.3%
DR Horton, Inc.	17,306	2,198,208
Garmin Ltd.	8,555	905,889
Lennar Corp., Class A	14,133	1,792,488
Lennar Corp., Class B	747	85,838
NVR, Inc. *	138	870,289
PulteGroup, Inc.	12,445	1,050,234
Whirlpool Corp. (a)	3,089	445,619
		7,348,565
Household Products — 1.3%
Church & Dwight Co., Inc.	13,601	1,301,208
Clorox Co. (The)	6,919	1,048,090
Colgate-Palmolive Co.	46,201	3,523,288
Kimberly-Clark Corp.	18,732	2,418,301
Procter & Gamble Co. (The)	131,215	20,508,905
		28,799,792
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp. (The)	37,218	805,025
Vistra Corp.	19,536	548,180
		1,353,205
Industrial Conglomerates — 0.8%
3M Co.	30,671	3,419,817
General Electric Co.	60,588	6,921,573
Honeywell International, Inc.	37,041	7,190,769
		17,532,159
Industrial REITs — 0.3%
Prologis, Inc.	51,367	6,408,033
Insurance — 2.0%
Aflac, Inc.	30,588	2,212,736
Allstate Corp. (The)	14,646	1,650,311
American Financial Group, Inc.	3,874	471,117
American International Group, Inc.	40,292	2,428,802
Aon plc, Class A	11,382	3,625,167
Arch Capital Group Ltd. *	20,725	1,610,125
Arthur J Gallagher & Co.	11,935	2,563,638
Brown & Brown, Inc.	13,099	922,825
Chubb Ltd.	23,022	4,705,927
Cincinnati Financial Corp.	8,745	940,787
Everest Group Ltd.	2,348	846,478
Fidelity National Financial, Inc.	15,170	594,209
Globe Life, Inc.	4,938	553,895
Hartford Financial Services Group, Inc. (The)	17,300	1,243,524
Loews Corp.	10,496	657,574
Markel Group, Inc. *	706	1,023,495
Marsh & McLennan Cos., Inc.	27,584	5,197,377
MetLife, Inc.	35,836	2,256,593
Principal Financial Group, Inc.	12,561	1,003,247

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — continued
Progressive Corp. (The)	32,603	4,107,326
Prudential Financial, Inc.	20,287	1,957,493
Reinsurance Group of America, Inc.	3,724	522,663
Travelers Cos., Inc. (The)	12,898	2,226,324
Willis Towers Watson plc	5,936	1,254,455
WR Berkley Corp.	11,226	692,532
		45,268,620
Interactive Media & Services — 5.5%
Alphabet, Inc., Class A *	330,797	43,903,378
Alphabet, Inc., Class C *	284,549	37,876,317
Match Group, Inc. *	15,454	718,766
Meta Platforms, Inc., Class A *	123,134	39,230,492
Pinterest, Inc., Class A *	33,110	959,859
Snap, Inc., Class A *	55,521	630,719
ZoomInfo Technologies, Inc. *	15,051	384,854
		123,704,385
IT Services — 1.4%
Accenture plc, Class A	35,202	11,136,153
Akamai Technologies, Inc. *	8,518	804,951
Cloudflare, Inc., Class A * (a)	16,158	1,111,186
Cognizant Technology Solutions Corp., Class A	28,263	1,866,206
EPAM Systems, Inc. *	3,232	765,370
Gartner, Inc. *	4,392	1,552,967
GoDaddy, Inc., Class A *	8,607	663,514
International Business Machines Corp.	50,568	7,290,894
MongoDB, Inc. * (a)	3,883	1,644,062
Okta, Inc. *	8,646	664,531
Snowflake, Inc., Class A *	16,146	2,869,306
Twilio, Inc., Class A *	9,767	644,915
VeriSign, Inc. *	5,015	1,057,914
		32,071,969
Leisure Products — 0.0% ^
Hasbro, Inc.	7,221	466,188
Life Sciences Tools & Services — 1.5%
Agilent Technologies, Inc.	16,438	2,001,655
Avantor, Inc. *	37,581	773,041
Bio-Rad Laboratories, Inc., Class A *	1,170	474,271
Bio-Techne Corp.	8,755	730,167
Charles River Laboratories International, Inc. *	2,826	592,160
Danaher Corp.	36,981	9,432,374
Illumina, Inc. *	8,785	1,688,038
IQVIA Holdings, Inc. *	10,333	2,312,112
Mettler-Toledo International, Inc. *	1,200	1,508,964
Revvity, Inc.	7,001	860,773
Thermo Fisher Scientific, Inc.	21,429	11,757,235

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Life Sciences Tools & Services — continued
Waters Corp. *	3,283	906,798
West Pharmaceutical Services, Inc.	4,175	1,536,567
		34,574,155
Machinery — 1.7%
Caterpillar, Inc.	28,722	7,616,213
Cummins, Inc.	7,833	2,042,846
Deere & Co.	15,056	6,468,058
Dover Corp.	7,755	1,131,997
Fortive Corp.	19,667	1,540,910
IDEX Corp.	4,235	956,305
Illinois Tool Works, Inc.	15,368	4,046,702
Ingersoll Rand, Inc.	22,483	1,467,465
Otis Worldwide Corp.	22,982	2,090,443
PACCAR, Inc.	29,048	2,501,904
Parker-Hannifin Corp.	7,130	2,923,371
Pentair plc	9,197	639,192
Snap-on, Inc.	2,905	791,438
Stanley Black & Decker, Inc.	8,560	849,751
Westinghouse Air Brake Technologies Corp.	9,974	1,181,321
Xylem, Inc.	13,273	1,496,531
		37,744,447
Media — 0.9%
Charter Communications, Inc., Class A *	5,822	2,359,016
Comcast Corp., Class A	231,630	10,483,574
Fox Corp., Class A	14,927	499,308
Fox Corp., Class B	7,610	239,030
Interpublic Group of Cos., Inc. (The)	21,443	733,994
Liberty Broadband Corp., Class A *	913	81,102
Liberty Broadband Corp., Class C *	6,580	586,476
Liberty Media Corp.-Liberty SiriusXM, Class A *	4,189	132,791
Liberty Media Corp.-Liberty SiriusXM, Class C *	8,557	272,369
News Corp., Class A	21,213	420,442
News Corp., Class B	6,537	131,459
Omnicom Group, Inc.	11,066	936,405
Paramount Global, Class A (a)	507	9,765
Paramount Global, Class B (a)	28,242	452,719
Sirius XM Holdings, Inc. (a)	38,744	197,594
Trade Desk, Inc. (The), Class A *	24,679	2,252,206
		19,788,250
Metals & Mining — 0.4%
Freeport-McMoRan, Inc.	79,838	3,564,767
Newmont Corp.	44,216	1,897,751
Nucor Corp.	14,018	2,412,358
Southern Copper Corp. (Mexico)	4,765	416,651
Steel Dynamics, Inc.	8,897	948,242
		9,239,769

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Mortgage Real Estate Investment Trusts (REITs) — 0.0% ^
Annaly Capital Management, Inc.	27,546	553,399
Multi-Utilities — 0.7%
Ameren Corp.	14,635	1,253,781
CenterPoint Energy, Inc.	35,179	1,058,536
CMS Energy Corp.	16,255	992,693
Consolidated Edison, Inc.	19,248	1,825,865
Dominion Energy, Inc.	46,591	2,494,948
DTE Energy Co.	11,467	1,310,678
NiSource, Inc.	22,972	639,541
Public Service Enterprise Group, Inc.	27,776	1,753,221
Sempra	17,499	2,607,701
WEC Energy Group, Inc.	17,535	1,575,695
		15,512,659
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	8,755	1,100,328
Boston Properties, Inc.	7,987	532,174
		1,632,502
Oil, Gas & Consumable Fuels — 3.8%
APA Corp.	17,226	697,481
Cheniere Energy, Inc.	13,542	2,191,908
Chevron Corp.	96,998	15,874,693
ConocoPhillips	67,393	7,933,504
Coterra Energy, Inc.	42,123	1,160,068
Devon Energy Corp.	35,764	1,931,256
Diamondback Energy, Inc.	10,029	1,477,472
EOG Resources, Inc.	32,580	4,317,827
EQT Corp. (a)	20,135	849,294
Exxon Mobil Corp.	225,140	24,144,014
Hess Corp.	15,358	2,330,269
Kinder Morgan, Inc.	109,833	1,945,143
Marathon Oil Corp.	34,367	902,821
Marathon Petroleum Corp.	23,581	3,136,745
Occidental Petroleum Corp.	39,952	2,522,170
ONEOK, Inc.	24,935	1,671,642
Phillips 66	25,554	2,850,549
Pioneer Natural Resources Co.	13,023	2,938,900
Targa Resources Corp.	12,571	1,030,696
Texas Pacific Land Corp.	380	572,394
Valero Energy Corp.	20,130	2,594,958
Williams Cos., Inc. (The)	67,863	2,337,880
		85,411,684
Passenger Airlines — 0.2%
Delta Air Lines, Inc.	35,810	1,656,570
Southwest Airlines Co.	33,144	1,132,199
United Airlines Holdings, Inc. *	18,306	994,199
		3,782,968

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Personal Care Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A	12,938	2,328,840
Pharmaceuticals — 3.8%
Bristol-Myers Squibb Co.	116,976	7,274,737
Catalent, Inc. *	9,984	484,424
Eli Lilly & Co.	43,908	19,958,381
Jazz Pharmaceuticals plc *	3,610	470,816
Johnson & Johnson	144,703	24,242,094
Merck & Co., Inc.	141,318	15,071,565
Pfizer, Inc.	314,360	11,335,822
Royalty Pharma plc, Class A	20,912	656,218
Viatris, Inc.	66,792	703,320
Zoetis, Inc.	25,701	4,834,101
		85,031,478
Professional Services — 0.8%
Automatic Data Processing, Inc.	22,974	5,680,551
Booz Allen Hamilton Holding Corp.	7,310	885,095
Broadridge Financial Solutions, Inc.	6,562	1,101,891
Ceridian HCM Holding, Inc. *	8,646	612,223
Equifax, Inc.	6,875	1,403,050
Jacobs Solutions, Inc.	7,065	886,022
Leidos Holdings, Inc.	7,634	714,008
Paychex, Inc.	17,882	2,243,655
Paycom Software, Inc.	2,709	998,971
Paylocity Holding Corp. *	2,277	516,537
SS&C Technologies Holdings, Inc.	12,050	701,912
TransUnion	10,781	859,138
Verisk Analytics, Inc.	8,081	1,850,064
		18,453,117
Real Estate Management & Development — 0.2%
CBRE Group, Inc., Class A *	17,327	1,443,512
CoStar Group, Inc. *	22,767	1,911,745
Zillow Group, Inc., Class A *	3,199	170,251
Zillow Group, Inc., Class C *	8,888	481,374
		4,006,882
Residential REITs — 0.4%
AvalonBay Communities, Inc.	7,852	1,481,280
Camden Property Trust	5,952	649,304
Equity LifeStyle Properties, Inc. (a)	9,755	694,361
Equity Residential	18,998	1,252,728
Essex Property Trust, Inc.	3,618	881,164
Invitation Homes, Inc.	32,318	1,147,289
Mid-America Apartment Communities, Inc.	6,502	973,089
Sun Communities, Inc.	6,954	906,106
UDR, Inc.	17,263	705,711
		8,691,032

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Retail REITs — 0.3%
Federal Realty Investment Trust	4,033	409,430
Kimco Realty Corp.	34,471	698,383
Realty Income Corp.	37,496	2,286,131
Regency Centers Corp.	8,594	563,165
Simon Property Group, Inc.	18,160	2,262,736
		6,219,845
Semiconductors & Semiconductor Equipment — 7.5%
Advanced Micro Devices, Inc. *	89,686	10,260,078
Analog Devices, Inc.	28,190	5,624,751
Applied Materials, Inc.	47,007	7,125,791
Broadcom, Inc.	23,248	20,891,815
Enphase Energy, Inc. *	7,628	1,158,159
Entegris, Inc.	8,302	910,812
First Solar, Inc. *	5,515	1,143,811
Intel Corp.	232,257	8,307,833
KLA Corp.	7,635	3,924,008
Lam Research Corp.	7,506	5,392,986
Marvell Technology, Inc.	47,846	3,116,210
Microchip Technology, Inc.	30,495	2,864,700
Micron Technology, Inc.	60,936	4,350,221
Monolithic Power Systems, Inc.	2,548	1,425,581
NVIDIA Corp.	137,695	64,343,497
NXP Semiconductors NV (China)	14,505	3,234,325
ON Semiconductor Corp. *	24,027	2,588,909
Qorvo, Inc. *	5,539	609,401
QUALCOMM, Inc.	62,027	8,198,109
Skyworks Solutions, Inc.	8,832	1,010,116
SolarEdge Technologies, Inc. *	3,161	763,255
Teradyne, Inc.	8,646	976,479
Texas Instruments, Inc.	50,550	9,099,000
		167,319,847
Software — 10.5%
Adobe, Inc. *	25,546	13,952,459
ANSYS, Inc. *	4,839	1,655,422
Aspen Technology, Inc. *	1,627	290,419
Atlassian Corp., Class A *	8,401	1,528,478
Autodesk, Inc. *	11,933	2,529,677
Bentley Systems, Inc., Class B	11,091	597,583
Bill Holdings, Inc. * (a)	5,352	670,820
Cadence Design Systems, Inc. *	15,193	3,555,314
Crowdstrike Holdings, Inc., Class A *	12,486	2,018,487
Datadog, Inc., Class A *	14,045	1,639,332
DocuSign, Inc. *	11,295	607,897
Dynatrace, Inc. *	12,052	659,124
Fair Isaac Corp. *	1,437	1,204,163
Fortinet, Inc. *	36,319	2,822,713
Gen Digital, Inc.	31,651	615,612

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Software — continued
HubSpot, Inc. *	2,756	1,599,996
Intuit, Inc.	15,650	8,008,105
Microsoft Corp.	414,017	139,076,591
Oracle Corp.	85,636	10,039,108
Palantir Technologies, Inc., Class A * (a)	99,731	1,978,663
Palo Alto Networks, Inc. *	16,853	4,212,576
PTC, Inc. *	5,941	866,257
Roper Technologies, Inc.	5,944	2,930,689
Salesforce, Inc. *	54,493	12,261,470
ServiceNow, Inc. *	11,360	6,622,880
Splunk, Inc. *	8,523	923,296
Synopsys, Inc. *	8,522	3,850,239
Tyler Technologies, Inc. *	2,305	914,232
Unity Software, Inc. * (a)	12,453	570,845
VMware, Inc., Class A *	11,641	1,834,971
Workday, Inc., Class A *	11,452	2,715,613
Zoom Video Communications, Inc., Class A *	12,329	904,332
Zscaler, Inc. *	4,792	768,541
		234,425,904
Specialized REITs — 1.1%
American Tower Corp.	25,981	4,944,444
Crown Castle, Inc.	24,108	2,610,655
Digital Realty Trust, Inc.	16,241	2,023,953
Equinix, Inc.	5,251	4,252,890
Extra Space Storage, Inc.	11,778	1,643,856
Iron Mountain, Inc. (a)	16,254	997,996
Public Storage	8,791	2,476,864
SBA Communications Corp.	6,023	1,318,736
VICI Properties, Inc.	55,940	1,760,991
Weyerhaeuser Co.	40,780	1,388,967
		23,419,352
Specialty Retail — 2.0%
Advance Auto Parts, Inc.	3,301	245,562
AutoZone, Inc. *	1,036	2,571,062
Bath & Body Works, Inc.	12,704	470,810
Best Buy Co., Inc.	10,845	900,677
Burlington Stores, Inc. *	3,652	648,668
CarMax, Inc. * (a)	8,790	726,142
Home Depot, Inc. (The)	56,423	18,836,254
Lowe's Cos., Inc.	33,202	7,778,233
O'Reilly Automotive, Inc. *	3,366	3,116,209
Ross Stores, Inc.	19,045	2,183,319
TJX Cos., Inc. (The)	64,132	5,549,342
Tractor Supply Co.	6,079	1,361,635
Ulta Beauty, Inc. *	2,776	1,234,765
		45,622,678

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Technology Hardware, Storage & Peripherals — 7.5%
Apple, Inc.	823,225	161,722,551
Dell Technologies, Inc., Class C	14,236	753,369
Hewlett Packard Enterprise Co.	72,193	1,254,714
HP, Inc.	48,298	1,585,624
NetApp, Inc.	11,921	929,957
Seagate Technology Holdings plc	10,753	682,816
Western Digital Corp. *	17,841	759,313
		167,688,344
Textiles, Apparel & Luxury Goods — 0.5%
Lululemon Athletica, Inc. *	6,466	2,447,575
NIKE, Inc., Class B	68,594	7,572,092
Tapestry, Inc.	12,935	558,145
VF Corp.	18,414	364,781
		10,942,593
Tobacco — 0.6%
Altria Group, Inc.	99,424	4,515,838
Philip Morris International, Inc.	86,442	8,619,996
		13,135,834
Trading Companies & Distributors — 0.4%
Fastenal Co.	31,750	1,860,868
Ferguson plc	11,420	1,845,700
United Rentals, Inc.	3,824	1,776,936
Watsco, Inc. (a)	1,818	687,549
WW Grainger, Inc.	2,530	1,868,380
		8,039,433
Water Utilities — 0.1%
American Water Works Co., Inc.	10,846	1,599,026
Wireless Telecommunication Services — 0.2%
T-Mobile US, Inc. *	32,075	4,418,973
Total Common Stocks (Cost $2,033,723,238)		2,230,849,762
	NO. OF RIGHTS
Rights — 0.0% ^
Health Care Equipment & Supplies — 0.0% ^
ABIOMED, Inc., CVR ‡ * (Cost $1,765)	1,730	1,765
	SHARES
Short-Term Investments — 1.1%
Investment Companies — 0.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d) (Cost $10,372,051)	10,372,051	10,372,051
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (c) (d)	10,998,000	11,000,200

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — continued
Investment of Cash Collateral from Securities Loaned — continued
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (c) (d)	2,258,333	2,258,333
Total Investment of Cash Collateral from Securities Loaned (Cost $13,258,533)		13,258,533
Total Short-Term Investments (Cost $23,630,584)		23,630,584
Total Investments — 100.5% (Cost $2,057,355,587)		2,254,482,111
Liabilities in Excess of Other Assets — (0.5)%		(11,092,073)
NET ASSETS — 100.0%		2,243,390,038

Percentages indicated are based on net assets.

Abbreviations
CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2023. The total value of securities on loan at July 31, 2023 is $13,165,077.
(b)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2023.
Futures contracts outstanding as of July 31, 2023:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
S&P 500 E-Mini Index	51	09/15/2023	USD	11,770,800	546,191

Abbreviations
USD	United States Dollar

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders U.S. Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2023 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$2,230,849,762	$—	$—	$2,230,849,762
Rights	—	—	1,765	1,765
Short-Term Investments
Investment Companies	10,372,051	—	—	10,372,051
Investment of Cash Collateral from Securities Loaned	13,258,533	—	—	13,258,533
Total Short-Term Investments	23,630,584	—	—	23,630,584
Total Investments in Securities	$2,254,480,346	$—	$1,765	$2,254,482,111
Appreciation in Other Financial Instruments
Futures Contracts	$546,191	$—	$—	$546,191
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2023
Security Description	Value at October 31, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2023	Shares at July 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Chase & Co. (a)	$13,752,768	$9,542,179	$2,160,239	$568,326	$3,998,322	$25,701,356	162,708	$387,509	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.52% (b) (c)	1,501,652	54,000,000	44,501,652	200	—	11,000,200	10,998,000	131,320	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	2,238,043	49,299,536	49,279,246	—	—	2,258,333	2,258,333	39,172	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.27% (b) (c)	8,865,488	28,430,712	26,924,149	—	—	10,372,051	10,372,051	293,755	—
Total	$26,357,951	$141,272,427	$122,865,286	$568,526	$3,998,322	$49,331,940		$851,756	$—

(a)	Investment in affiliate. This security is included in an index in which the Fund, as an index fund, tracks.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2023.